OPERATIONAL CONTEXT -Itaipu Binacional (Details) - 12 months ended Dec. 31, 2021 - Itaipu - ENBpar R$ in Thousands, $ in Thousands	BRL (R$) installment	USD ($) installment
OPERATIONAL CONTEXT
Ownership interest transferred (in percent)	50.00%	50.00%
Consideration for the transfer	R$ 1,082,275	$ 208,262
Number of monthly installments | installment	240	240
Interest rate on consideration of the transfer	4.76%	4.76%
Write-off of equity interest	R$ (185,617)
Gain in transfer	R$ 896,658